Share-Based Compensation - Stock Options (Details) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($) $ / shares shares
Options outstanding and exercisable under the Company's 1991 Equity and Performance Incentive Plan
Outstanding, Shares, Beginning balance | shares	1.7
Outstanding, Weighted average exercise price, Beginning balance | $ / shares	$ 34.21
Expired or forfeited, Shares | shares	(0.2)
Expired or forfeited, Weighted average exercise price | $ / shares	$ 39.30
Granted, Shares | shares	0.5
Granted, Weighted average exercise price | $ / shares	$ 27.39
Outstanding, Shares, Ending balance | shares	2.0
Outstanding, Weighted average exercise price, Ending balance | $ / shares	$ 32.09
Outstanding, Weighted Average Remaining Contractual Term	8 years
Outstanding, Aggregate Intrinsic Value | $	$ 0.0	[1]
Options exercisable, Shares | shares	1.1
Options exercisable, Weighted average exercise price | $ / shares	$ 33.87
Option exercisable, Weighted average remaining contractual term	6 years
Option exercisable, Aggregate Intrinsic Value | $	$ 0.0	[1]
Options vested and expected to vest, Shares | shares	1.9	[2]
Options vested and expected to vest, Weighted average exercise price | $ / shares	$ 32.17	[2]
Options vested and expected to vest, Weighted average remaining contractual term	7 years	[2]
Options vested and expected to vest, aggregate intrinsic value | $	$ 0.0	[1],[2]

[1]	The aggregate intrinsic value (the difference between the closing price of the Company’s common shares on the last trading day of the second quarter of 2016 and the exercise price, multiplied by the number of “in-the-money” options) that would have been received by the option holders had all option holders exercised their options on June 30, 2016. The amount of aggregate intrinsic value will change based on the fair market value of the Company’s common shares.
[2]	The options expected to vest are the result of applying the pre-vesting forfeiture rate assumption to total outstanding non-vested options.